Other Assets - Pension, Retirement Savings and Severance Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Pension And Other Postretirement Benefit Expense [Abstract]
Pension, retirement savings and severance expenses	$ 5,751	$ 5,217	$ 5,979